Consolidated Condensed Schedule of Investments (USD $)	Dec. 31, 2014		Dec. 31, 2013
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Percent of Partners' Capital (Net Asset Value)	4.15%		0.00%
Investments Owned - broker trading accounts, cost	$ 12,393,731		$ 0
Investments Owned, cost	111,958,454		241,686,422
Investments Owned - broker trading accounts, fair value	12,395,634		0
Investments Owned, fair value	112,187,759		242,024,612
Open long contracts | Total Futures, Forward and Options on Futures and Forward Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	4,578,375	[1]	15,365,255	[1]
Percent of Partners' Capital (Net Asset Value)	1.53%	[1]	3.43%	[1]
Open long contracts | Forward Contracts | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	357,025	[1]	799,760	[1]
Percent of Partners' Capital (Net Asset Value)	0.12%	[1]	0.18%	[1]
Open long contracts | Futures Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	4,221,350	[1]	14,449,867	[1]
Percent of Partners' Capital (Net Asset Value)	1.41%	[1]	3.23%	[1]
Open long contracts | Futures Contracts | U.S. Futures Positions
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	558,937	[1]	6,909,418	[1]
Open long contracts | Futures Contracts | U.S. Futures Positions | Agriculturals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	(211,896)	[1]	(672,421)	[1]
Percent of Partners' Capital (Net Asset Value)	(0.07%)	[1]	(0.15%)	[1]
Open long contracts | Futures Contracts | U.S. Futures Positions | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	52,169	[1]	2,379,330	[1]
Percent of Partners' Capital (Net Asset Value)	0.02%	[1]	0.53%	[1]
Open long contracts | Futures Contracts | U.S. Futures Positions | Energy
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	(308,415)	[1]	(117,375)	[1]
Percent of Partners' Capital (Net Asset Value)	(0.10%)	[1]	(0.02%)	[1]
Open long contracts | Futures Contracts | U.S. Futures Positions | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	360,243	[1]	(198,405)	[1]
Percent of Partners' Capital (Net Asset Value)	0.12%	[1]	(0.04%)	[1]
Open long contracts | Futures Contracts | U.S. Futures Positions | Meats
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	(136,100)	[1]	(19,547)	[1]
Percent of Partners' Capital (Net Asset Value)	(0.05%)	[1]	0.00%	[1]
Open long contracts | Futures Contracts | U.S. Futures Positions | Metals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	(20,303)	[1]	53,375	[1]
Percent of Partners' Capital (Net Asset Value)	(0.01%)	[1]	0.01%	[1]
Open long contracts | Futures Contracts | U.S. Futures Positions | Soft commodities
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	(50,394)	[1]	16,517	[1]
Percent of Partners' Capital (Net Asset Value)	(0.01%)	[1]	0.00%	[1]
Open long contracts | Futures Contracts | U.S. Futures Positions | Stock indices and single stock futures
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	873,633	[1]	5,467,944	[1]
Percent of Partners' Capital (Net Asset Value)	0.29%	[1]	1.22%	[1]
Open long contracts | Futures Contracts | Foreign Futures Positions
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	3,662,413	[1]	7,540,449	[1]
Open long contracts | Futures Contracts | Foreign Futures Positions | Agriculturals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	3,862	[1]	9,069	[1]
Percent of Partners' Capital (Net Asset Value)	0.00%	[1]	0.00%	[1]
Open long contracts | Futures Contracts | Foreign Futures Positions | Energy
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	1,536	[1]	180,496	[1]
Percent of Partners' Capital (Net Asset Value)	0.00%	[1]	0.04%	[1]
Open long contracts | Futures Contracts | Foreign Futures Positions | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	4,365,656	[1]	(1,550,167)	[1]
Percent of Partners' Capital (Net Asset Value)	1.46%	[1]	(0.35%)	[1]
Open long contracts | Futures Contracts | Foreign Futures Positions | Metals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	(1,449,798)	[1]	(685,660)	[1]
Percent of Partners' Capital (Net Asset Value)	(0.48%)	[1]	(0.15%)	[1]
Open long contracts | Futures Contracts | Foreign Futures Positions | Soft commodities
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	12,861	[1]	(1,921)	[1]
Percent of Partners' Capital (Net Asset Value)	0.00%	[1]	0.00%	[1]
Open long contracts | Futures Contracts | Foreign Futures Positions | Stock indices and single stock futures
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	728,296	[1]	9,588,632	[1]
Percent of Partners' Capital (Net Asset Value)	0.24%	[1]	2.14%	[1]
Open long contracts | Options on Futures and Forward Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts			115,628	[1]
Percent of Partners' Capital (Net Asset Value)			0.02%	[1]
Open long contracts | Options on Futures and Forward Contracts | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts			100,190	[1]
Percent of Partners' Capital (Net Asset Value)			0.02%	[1]
Open long contracts | Options on Futures and Forward Contracts | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts			15,438	[1]
Percent of Partners' Capital (Net Asset Value)			0.00%	[1]
Open short contracts | Total Futures, Forward and Options on Futures and Forward Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	6,789,870	[1]	10,144,863	[1]
Percent of Partners' Capital (Net Asset Value)	2.28%	[1]	2.27%	[1]
Open short contracts | Forward Contracts | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	(538,247)	[1]	(64,142)	[1]
Percent of Partners' Capital (Net Asset Value)	(0.18%)	[1]	(0.01%)	[1]
Open short contracts | Futures Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	7,328,117	[1]	10,216,551	[1]
Percent of Partners' Capital (Net Asset Value)	2.46%	[1]	2.28%	[1]
Open short contracts | Futures Contracts | U.S. Futures Positions
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	4,530,703	[1]	9,950,020	[1]
Open short contracts | Futures Contracts | U.S. Futures Positions | Agriculturals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	(18,577)	[1]	2,790,891	[1]
Percent of Partners' Capital (Net Asset Value)	(0.01%)	[1]	0.62%	[1]
Open short contracts | Futures Contracts | U.S. Futures Positions | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	1,925,431	[1]	4,686,390	[1]
Percent of Partners' Capital (Net Asset Value)	0.64%	[1]	1.05%	[1]
Open short contracts | Futures Contracts | U.S. Futures Positions | Energy
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	1,437,870	[1]	(69,658)	[1]
Percent of Partners' Capital (Net Asset Value)	0.48%	[1]	(0.02%)	[1]
Open short contracts | Futures Contracts | U.S. Futures Positions | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	(58,553)	[1]	828,434	[1]
Percent of Partners' Capital (Net Asset Value)	(0.02%)	[1]	0.19%	[1]
Open short contracts | Futures Contracts | U.S. Futures Positions | Meats
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	42,279	[1]	30,940	[1]
Percent of Partners' Capital (Net Asset Value)	0.01%	[1]	0.01%	[1]
Open short contracts | Futures Contracts | U.S. Futures Positions | Metals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	428,534	[1]	1,645,510	[1]
Percent of Partners' Capital (Net Asset Value)	0.14%	[1]	0.37%	[1]
Open short contracts | Futures Contracts | U.S. Futures Positions | Soft commodities
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	850,654	[1]	23,094	[1]
Percent of Partners' Capital (Net Asset Value)	0.28%	[1]	0.01%	[1]
Open short contracts | Futures Contracts | U.S. Futures Positions | Stock indices and single stock futures
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	(76,935)	[1]	14,419	[1]
Percent of Partners' Capital (Net Asset Value)	(0.02%)	[1]	0.00%	[1]
Open short contracts | Futures Contracts | Foreign Futures Positions
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	2,797,414	[1]	266,531	[1]
Open short contracts | Futures Contracts | Foreign Futures Positions | Agriculturals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	(962)	[1]	37,257	[1]
Percent of Partners' Capital (Net Asset Value)	0.00%	[1]	0.01%	[1]
Open short contracts | Futures Contracts | Foreign Futures Positions | Energy
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	1,641,340	[1]	14,027	[1]
Percent of Partners' Capital (Net Asset Value)	0.55%	[1]	0.00%	[1]
Open short contracts | Futures Contracts | Foreign Futures Positions | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	(39,414)	[1]	1,080,501	[1]
Percent of Partners' Capital (Net Asset Value)	(0.01%)	[1]	0.24%	[1]
Open short contracts | Futures Contracts | Foreign Futures Positions | Metals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	1,267,292	[1]	(787,648)	[1]
Percent of Partners' Capital (Net Asset Value)	0.42%	[1]	(0.18%)	[1]
Open short contracts | Futures Contracts | Foreign Futures Positions | Soft commodities
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	7,155	[1]	(614)	[1]
Percent of Partners' Capital (Net Asset Value)	0.00%	[1]	0.00%	[1]
Open short contracts | Futures Contracts | Foreign Futures Positions | Stock indices and single stock futures
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	(77,997)	[1]	(76,992)	[1]
Percent of Partners' Capital (Net Asset Value)	(0.02%)	[1]	(0.02%)	[1]
Open short contracts | Options on Futures and Forward Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts			(7,546)	[1]
Percent of Partners' Capital (Net Asset Value)			0.00%	[1]
Open short contracts | Options on Futures and Forward Contracts | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts			(7,546)	[1]
Percent of Partners' Capital (Net Asset Value)			0.00%	[1]
Open short contracts | Options on Futures and Forward Contracts | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Percent of Partners' Capital (Net Asset Value)			0.00%	[1]
Open contracts | Total Futures, Forward and Options on Futures and Forward Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	11,368,245	[1]	25,510,118	[1]
Percent of Partners' Capital (Net Asset Value)	3.81%	[1]	5.70%	[1]
Open contracts | Forward Contracts | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	(181,222)	[1]	735,618	[1]
Percent of Partners' Capital (Net Asset Value)	(0.06%)	[1]	0.17%	[1]
Open contracts | Futures Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	11,549,467	[1]	24,666,418	[1]
Percent of Partners' Capital (Net Asset Value)	3.87%	[1]	5.51%	[1]
Open contracts | Futures Contracts | U.S. Futures Positions
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	5,089,640	[1]	16,859,438	[1]
Open contracts | Futures Contracts | U.S. Futures Positions | Agriculturals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	(230,473)	[1]	2,118,470	[1]
Percent of Partners' Capital (Net Asset Value)	(0.08%)	[1]	0.47%	[1]
Open contracts | Futures Contracts | U.S. Futures Positions | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	1,977,600	[1]	7,065,720	[1]
Percent of Partners' Capital (Net Asset Value)	0.66%	[1]	1.58%	[1]
Open contracts | Futures Contracts | U.S. Futures Positions | Energy
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	1,129,455	[1]	(187,033)	[1]
Percent of Partners' Capital (Net Asset Value)	0.38%	[1]	(0.04%)	[1]
Open contracts | Futures Contracts | U.S. Futures Positions | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	301,690	[1]	630,029	[1]
Percent of Partners' Capital (Net Asset Value)	0.10%	[1]	0.15%	[1]
Open contracts | Futures Contracts | U.S. Futures Positions | Meats
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	(93,821)	[1]	11,393	[1]
Percent of Partners' Capital (Net Asset Value)	(0.04%)	[1]	0.01%	[1]
Open contracts | Futures Contracts | U.S. Futures Positions | Metals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	408,231	[1]	1,698,885	[1]
Percent of Partners' Capital (Net Asset Value)	0.13%	[1]	0.38%	[1]
Open contracts | Futures Contracts | U.S. Futures Positions | Soft commodities
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	800,260	[1]	39,611	[1]
Percent of Partners' Capital (Net Asset Value)	0.27%	[1]	0.01%	[1]
Open contracts | Futures Contracts | U.S. Futures Positions | Stock indices and single stock futures
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	796,698	[1]	5,482,363	[1]
Percent of Partners' Capital (Net Asset Value)	0.27%	[1]	1.22%	[1]
Open contracts | Futures Contracts | Foreign Futures Positions
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	6,459,827	[1]	7,806,980	[1]
Open contracts | Futures Contracts | Foreign Futures Positions | Agriculturals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	2,900	[1]	46,326	[1]
Percent of Partners' Capital (Net Asset Value)	0.00%	[1]	0.01%	[1]
Open contracts | Futures Contracts | Foreign Futures Positions | Energy
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	1,642,876	[1]	194,523	[1]
Percent of Partners' Capital (Net Asset Value)	0.55%	[1]	0.04%	[1]
Open contracts | Futures Contracts | Foreign Futures Positions | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	4,326,242	[1]	(469,666)	[1]
Percent of Partners' Capital (Net Asset Value)	1.45%	[1]	(0.11%)	[1]
Open contracts | Futures Contracts | Foreign Futures Positions | Metals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	(182,506)	[1]	(1,473,308)	[1]
Percent of Partners' Capital (Net Asset Value)	(0.06%)	[1]	(0.33%)	[1]
Open contracts | Futures Contracts | Foreign Futures Positions | Soft commodities
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	20,016	[1]	(2,535)	[1]
Percent of Partners' Capital (Net Asset Value)	0.00%	[1]	0.00%	[1]
Open contracts | Futures Contracts | Foreign Futures Positions | Stock indices and single stock futures
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	650,299	[1]	9,511,640	[1]
Percent of Partners' Capital (Net Asset Value)	0.22%	[1]	2.12%	[1]
Open contracts | Options on Futures and Forward Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts			108,082	[1]
Percent of Partners' Capital (Net Asset Value)			0.02%	[1]
Open contracts | Options on Futures and Forward Contracts | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts			92,644	[1]
Percent of Partners' Capital (Net Asset Value)			0.02%	[1]
Open contracts | Options on Futures and Forward Contracts | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts			15,438	[1]
Percent of Partners' Capital (Net Asset Value)			0.00%	[1]
Securities in broker trading accounts | U.S. Treasury Bill | U.S. Government securities
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Percent of Partners' Capital (Net Asset Value)	4.15%
Investments Owned, Face Value	12,400,000
Investments Owned, Rate of Return	0.10%
Investments Owned, cost	12,393,731
Investments Owned, fair value	12,395,634
Securities owned
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Percent of Partners' Capital (Net Asset Value)	37.58%		54.10%
Investments Owned, fair value	112,187,759		242,024,612
Securities owned | Commercial paper
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Percent of Partners' Capital (Net Asset Value)	3.58%
Investments Owned, cost	10,681,432
Investments Owned, fair value	10,687,288
Securities owned | U.S. Government-sponsored enterprises
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Percent of Partners' Capital (Net Asset Value)	29.94%		35.23%
Investments Owned, cost	89,200,000		157,435,063
Investments Owned, fair value	89,383,625		157,597,272
Securities owned | Corporate Bonds
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Percent of Partners' Capital (Net Asset Value)	4.06%		16.64%
Investments Owned, cost	12,077,022	[2]	74,253,167	[2]
Investments Owned, fair value	12,116,846		74,428,993
Securities owned | Federal Home Loan Banks | U.S. Government-sponsored enterprises
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Percent of Partners' Capital (Net Asset Value)	22.38%		5.61%
Investments Owned, Face Value	66,700,000		25,000,000
Investments Owned, Rate of Return Range Minimum	1.00%		1.00%
Investments Owned, Rate of Return Range Maximum	1.30%		1.20%
Investments Owned, fair value	66,813,621		25,088,017
Securities owned | Federal Farm Credit Banks | U.S. Government-sponsored enterprises
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Percent of Partners' Capital (Net Asset Value)	6.72%		29.62%
Investments Owned, Face Value	20,000,000		132,450,000
Investments Owned, Rate of Return Range Minimum			0.20%
Investments Owned, Rate of Return Range Maximum			0.90%
Investments Owned, Rate of Return	1.10%
Investments Owned, fair value	20,069,167		132,509,255
Securities owned | Foreign corporate bonds | Corporate Bonds
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Percent of Partners' Capital (Net Asset Value)	0.52%		3.92%
Investments Owned, Face Value	1,542,000		17,122,000
Investments Owned, Rate of Return Range Minimum	0.80%	[2]	0.60%	[2]
Investments Owned, Rate of Return Range Maximum			1.40%	[2]
Investments Owned, fair value	1,553,227		17,538,526
Securities owned | U.S. corporate bonds | Corporate Bonds
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Percent of Partners' Capital (Net Asset Value)	3.54%		12.72%
Investments Owned, Face Value	10,283,000		54,702,000
Investments Owned, Rate of Return Range Minimum	0.70%	[2]	0.50%	[2]
Investments Owned, Rate of Return Range Maximum	1.10%	[2]	1.50%	[2]
Investments Owned, fair value	10,563,619		56,890,467
Securities owned | Federal Agricultural Mortgage Corp. | U.S. Government-sponsored enterprises
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Percent of Partners' Capital (Net Asset Value)	0.84%
Investments Owned, Face Value	2,500,000
Investments Owned, Rate of Return	1.30%
Investments Owned, fair value	2,500,837
Securities owned | U.S. Treasury Bill
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Percent of Partners' Capital (Net Asset Value)			2.23%
Investments Owned, Face Value			10,000,000
Investments Owned, Rate of Return			0.10%
Investments Owned, cost			9,998,192
Investments Owned, fair value			9,998,347
Securities owned | Foreign commercial paper | Commercial paper
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Percent of Partners' Capital (Net Asset Value)	0.86%
Investments Owned, Face Value	2,584,000
Investments Owned, Rate of Return	0.50%
Investments Owned, fair value	2,580,625
Securities owned | U.S. commercial paper | Commercial paper
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Percent of Partners' Capital (Net Asset Value)	2.72%
Investments Owned, Face Value	8,110,000
Investments Owned, Rate of Return Range Minimum	0.30%
Investments Owned, Rate of Return Range Maximum	0.40%
Investments Owned, fair value	$ 8,106,663

[1]	No individual futures, forward, and options on futures and forward contract position constituted greater than 1 percent of partners’ capital (net asset value). Accordingly, the number of contracts and expiration dates are not presented.
[2]	No individual position constituted greater than 1 percent of partners' capital (net asset value).